Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The capital ratios for Company and the Bank under the new capital framework are presented in the table below, on the dates indicated.

	At December 31, 2016		Required for capital adequacy purposes effective				To be well-capitalized under prompt corrective action regulations
	Company	Bank	January 1, 2016		January 1, 2019		Bank
Leverage ratio	9.73%	9.50%	4.000%		4.00%		5.00%
CET1	11.49%	12.23%	5.125%	(1)	7.00%	(2)	6.50%
Tier I risk-based capital ratio	12.58%	12.23%	6.625%	(1)	8.50%	(2)	8.00%
Total risk-based capital ratio	13.84%	13.48%	8.625%	(1)	10.50%	(2)	10.00%

(1) Includes 0.625% capital conservation buffer.
(2) Includes 2.5% capital conservation buffer.

	At December 31, 2015		Required for capital adequacy purposes effective			To be well-capitalized under prompt corrective action regulations
	Company	Bank	January 1, 2015	January 1, 2019		Bank
Leverage ratio	8.82%	7.95%	4.000%	4.00%		5.00%
CET1	9.37%	10.08%	4.500%	7.00%	(3)	6.50%
Tier I risk-based capital ratio	11.18%	10.08%	6.000%	8.50%	(3)	8.00%
Total risk-based capital ratio	12.43%	12.36%	8.000%	10.50%	(3)	10.00%

(3) Includes 2.5% capital conservation buffer.